Loans (Details 8) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Recent analysis performed for risk category of loans
Total		$ 185,518
Commercial: Commercial and other [Member]
Recent analysis performed for risk category of loans
Total		11
Commercial: Real Estate [Member]
Recent analysis performed for risk category of loans
Total		0
Commercial: Five or more family [Member]
Recent analysis performed for risk category of loans
Total		203
Commercial: Construction [Member]
Recent analysis performed for risk category of loans
Total		0
Commercial: Land [Member]
Recent analysis performed for risk category of loans
Total		0
Mortgage [Member]
Recent analysis performed for risk category of loans
Total		30,121
Mortgage Warehouse [Member]
Recent analysis performed for risk category of loans
Total		137,467
Residential construction: Construction [Member]
Recent analysis performed for risk category of loans
Total		1,099
Residential construction: Land [Member]
Recent analysis performed for risk category of loans
Total		367
Indirect Auto [Member]
Recent analysis performed for risk category of loans
Total		1,154
Home Equity [Member]
Recent analysis performed for risk category of loans
Total		12,060
Consumer and Other [Member]
Recent analysis performed for risk category of loans
Total		3,036
Not Rated [Member]
Recent analysis performed for risk category of loans
Total	161,651
Not Rated [Member] | Commercial: Commercial and other [Member]
Recent analysis performed for risk category of loans
Total	92
Not Rated [Member] | Commercial: Real Estate [Member]
Recent analysis performed for risk category of loans
Total	0
Not Rated [Member] | Commercial: Five or more family [Member]
Recent analysis performed for risk category of loans
Total	187
Not Rated [Member] | Commercial: Construction [Member]
Recent analysis performed for risk category of loans
Total	0
Not Rated [Member] | Commercial: Land [Member]
Recent analysis performed for risk category of loans
Total	0
Not Rated [Member] | Mortgage [Member]
Recent analysis performed for risk category of loans
Total	29,974
Not Rated [Member] | Mortgage Warehouse [Member]
Recent analysis performed for risk category of loans
Total	115,443
Not Rated [Member] | Residential construction: Construction [Member]
Recent analysis performed for risk category of loans
Total	498
Not Rated [Member] | Residential construction: Land [Member]
Recent analysis performed for risk category of loans
Total	289
Not Rated [Member] | Indirect Auto [Member]
Recent analysis performed for risk category of loans
Total	508
Not Rated [Member] | Home Equity [Member]
Recent analysis performed for risk category of loans
Total	11,173
Not Rated [Member] | Consumer and Other [Member]
Recent analysis performed for risk category of loans
Total	3,487
Pass [Member]
Recent analysis performed for risk category of loans
Total	114,401	108,354
Pass [Member] | Commercial: Commercial and other [Member]
Recent analysis performed for risk category of loans
Total	17,265	19,945
Pass [Member] | Commercial: Real Estate [Member]
Recent analysis performed for risk category of loans
Total	72,031	66,427
Pass [Member] | Commercial: Five or more family [Member]
Recent analysis performed for risk category of loans
Total	11,694	10,410
Pass [Member] | Commercial: Construction [Member]
Recent analysis performed for risk category of loans
Total	3,951	1,795
Pass [Member] | Commercial: Land [Member]
Recent analysis performed for risk category of loans
Total	5,303	4,754
Pass [Member] | Mortgage [Member]
Recent analysis performed for risk category of loans
Total	3,321	4,077
Pass [Member] | Mortgage Warehouse [Member]
Recent analysis performed for risk category of loans
Total	0	0
Pass [Member] | Residential construction: Construction [Member]
Recent analysis performed for risk category of loans
Total	0	0
Pass [Member] | Residential construction: Land [Member]
Recent analysis performed for risk category of loans
Total	0	0
Pass [Member] | Indirect Auto [Member]
Recent analysis performed for risk category of loans
Total	0	0
Pass [Member] | Home Equity [Member]
Recent analysis performed for risk category of loans
Total	133	115
Pass [Member] | Consumer and Other [Member]
Recent analysis performed for risk category of loans
Total	703	831
Special Mention [Member]
Recent analysis performed for risk category of loans
Total	8,007	11,411
Special Mention [Member] | Commercial: Commercial and other [Member]
Recent analysis performed for risk category of loans
Total	381	319
Special Mention [Member] | Commercial: Real Estate [Member]
Recent analysis performed for risk category of loans
Total	6,716	6,131
Special Mention [Member] | Commercial: Five or more family [Member]
Recent analysis performed for risk category of loans
Total	0	3,673
Special Mention [Member] | Commercial: Construction [Member]
Recent analysis performed for risk category of loans
Total	0	0
Special Mention [Member] | Commercial: Land [Member]
Recent analysis performed for risk category of loans
Total	107	755
Special Mention [Member] | Mortgage [Member]
Recent analysis performed for risk category of loans
Total	470	447
Special Mention [Member] | Mortgage Warehouse [Member]
Recent analysis performed for risk category of loans
Total	0	0
Special Mention [Member] | Residential construction: Construction [Member]
Recent analysis performed for risk category of loans
Total	0	0
Special Mention [Member] | Residential construction: Land [Member]
Recent analysis performed for risk category of loans
Total	0	0
Special Mention [Member] | Indirect Auto [Member]
Recent analysis performed for risk category of loans
Total	0	0
Special Mention [Member] | Home Equity [Member]
Recent analysis performed for risk category of loans
Total	101	86
Special Mention [Member] | Consumer and Other [Member]
Recent analysis performed for risk category of loans
Total	232	0
Substandard [Member]
Recent analysis performed for risk category of loans
Total	13,108	12,717
Substandard [Member] | Commercial: Commercial and other [Member]
Recent analysis performed for risk category of loans
Total	18	0
Substandard [Member] | Commercial: Real Estate [Member]
Recent analysis performed for risk category of loans
Total	5,117	7,322
Substandard [Member] | Commercial: Five or more family [Member]
Recent analysis performed for risk category of loans
Total	3,509	0
Substandard [Member] | Commercial: Construction [Member]
Recent analysis performed for risk category of loans
Total	0	0
Substandard [Member] | Commercial: Land [Member]
Recent analysis performed for risk category of loans
Total	2,748	2,986
Substandard [Member] | Mortgage [Member]
Recent analysis performed for risk category of loans
Total	1,669	2,350
Substandard [Member] | Mortgage Warehouse [Member]
Recent analysis performed for risk category of loans
Total	0	0
Substandard [Member] | Residential construction: Construction [Member]
Recent analysis performed for risk category of loans
Total	0	0
Substandard [Member] | Residential construction: Land [Member]
Recent analysis performed for risk category of loans
Total	0	0
Substandard [Member] | Indirect Auto [Member]
Recent analysis performed for risk category of loans
Total	0	0
Substandard [Member] | Home Equity [Member]
Recent analysis performed for risk category of loans
Total	47	59
Substandard [Member] | Consumer and Other [Member]
Recent analysis performed for risk category of loans
Total	0	0
Doubtful [Member]
Recent analysis performed for risk category of loans
Total	23	0
Doubtful [Member] | Commercial: Commercial and other [Member]
Recent analysis performed for risk category of loans
Total	0	0
Doubtful [Member] | Commercial: Real Estate [Member]
Recent analysis performed for risk category of loans
Total	23	0
Doubtful [Member] | Commercial: Five or more family [Member]
Recent analysis performed for risk category of loans
Total	0	0
Doubtful [Member] | Commercial: Construction [Member]
Recent analysis performed for risk category of loans
Total	0	0
Doubtful [Member] | Commercial: Land [Member]
Recent analysis performed for risk category of loans
Total	0	0
Doubtful [Member] | Mortgage [Member]
Recent analysis performed for risk category of loans
Total	0	0
Doubtful [Member] | Mortgage Warehouse [Member]
Recent analysis performed for risk category of loans
Total	0	0
Doubtful [Member] | Residential construction: Construction [Member]
Recent analysis performed for risk category of loans
Total	0	0
Doubtful [Member] | Residential construction: Land [Member]
Recent analysis performed for risk category of loans
Total	0	0
Doubtful [Member] | Indirect Auto [Member]
Recent analysis performed for risk category of loans
Total	0	0
Doubtful [Member] | Home Equity [Member]
Recent analysis performed for risk category of loans
Total	0	0
Doubtful [Member] | Consumer and Other [Member]
Recent analysis performed for risk category of loans
Total	$ 0	$ 0